Other Receivables and Current Assets (Details) - Schedule of other receivables and current assets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule Of Other Receivables [Abstract]
Advances to staff	¥ 899	$ 130	¥ 855
Prepayments to service providers	4,105	595	5,252
Rental deposits	3,922	569	5,523
Income tax prepayments			2,666
Other			2
Other receivables and current assets	¥ 8,926	$ 1,294	¥ 14,298